T. ROWE PRICE Equity Income Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.3%
COMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 0.8%
AT&T  1,490,000 22,380
Verizon Communications  3,005,000 97,392
119,772
Entertainment 1.1%
Walt Disney (1) 2,205,000 178,715
178,715
Interactive Media & Services 0.2%
Meta Platforms, Class A (1) 100,000 30,021
30,021
Media 2.4%
Comcast, Class A  1,505,000 66,732
News, Class A  14,300,000 286,858
News, Class B  1,540,000 32,140
385,730
Total Communication Services 714,238
CONSUMER DISCRETIONARY 2.7%
Broadline Retail 0.4%
Kohl's  2,920,000 61,203
61,203
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands  2,930,000 134,311
134,311
Leisure Products 0.7%
Mattel (1) 4,855,000 106,956
106,956
Specialty Retail 0.8%
Best Buy  935,000 64,954
TJX  670,000 59,550
124,504
Total Consumer Discretionary 426,974
CONSUMER STAPLES 8.4%
Beverages 0.4%
Constellation Brands, Class A  275,000 69,116
69,116
Consumer Staples Distribution & Retail 1.4%
Dollar General  295,000 31,211

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Walmart  1,145,000 183,120
214,331
Food Products 2.2%
Conagra Brands  7,155,000 196,190
Mondelez International, Class A  325,000 22,555
Tyson Foods, Class A  2,715,000 137,080
355,825
Household Products 1.6%
Colgate-Palmolive  1,295,000 92,087
Kimberly-Clark  1,370,000 165,565
257,652
Personal Care Products 0.9%
Kenvue  7,410,000 148,793
148,793
Tobacco 1.9%
Philip Morris International  3,185,000 294,867
294,867
Total Consumer Staples 1,340,584
ENERGY 9.6%
Oil, Gas & Consumable Fuels 9.6%
Chevron  355,000 59,860
Enbridge  2,070,000 68,703
EOG Resources  1,255,000 159,084
EQT  1,715,000 69,595
Exxon Mobil  2,310,000 271,610
Hess  1,090,000 166,770
Suncor Energy  1,965,000 67,557
TC Energy  2,610,000 89,810
TotalEnergies (EUR)  6,520,000 428,686
TotalEnergies, ADR  1,395,000 91,735
Williams  1,630,000 54,914
Total Energy 1,528,324
FINANCIALS 21.8%
Banks 7.9%
Bank of America  2,640,000 72,283
Citigroup  1,800,000 74,034
Fifth Third Bancorp  6,695,000 169,584
Huntington Bancshares  13,770,000 143,208
JPMorgan Chase  1,100,000 159,522
PNC Financial Services Group  155,000 19,030
U.S. Bancorp  5,005,000 165,465

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Wells Fargo  10,990,000 449,052
1,252,178
Capital Markets 2.5%
Bank of New York Mellon  695,000 29,642
Carlyle Group  1,210,000 36,493
Charles Schwab  3,500,000 192,150
Goldman Sachs Group  140,000 45,300
Morgan Stanley  855,000 69,828
State Street  250,000 16,740
390,153
Financial Services 3.1%
Apollo Global Management  585,000 52,510
Equitable Holdings  9,440,000 268,002
Fiserv (1) 1,560,000 176,217
496,729
Insurance 8.3%
American International Group  6,575,000 398,445
Chubb  1,685,000 350,783
Hartford Financial Services Group  2,230,000 158,129
Loews  2,680,000 169,671
MetLife  3,900,000 245,349
1,322,377
Total Financials 3,461,437
HEALTH CARE 16.5%
Biotechnology 1.3%
AbbVie  1,040,000 155,022
Biogen (1) 200,000 51,402
206,424
Health Care Equipment & Supplies 4.7%
Becton Dickinson & Company  1,300,000 336,089
GE HealthCare Technologies  1,230,000 83,689
Medtronic  2,015,000 157,896
Zimmer Biomet Holdings  1,555,000 174,502
752,176
Health Care Providers & Services 5.1%
Cardinal Health  290,000 25,178
Centene (1) 480,000 33,062
Cigna Group  620,000 177,364
CVS Health  2,665,000 186,070
Elevance Health  841,000 366,188
Humana  50,000 24,326
812,188

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals 5.4%
AstraZeneca, ADR  1,560,000 105,643
Johnson & Johnson  1,365,000 212,599
Merck  1,435,000 147,733
Pfizer  4,815,000 159,713
Sanofi (EUR)  1,105,000 118,650
Sanofi, ADR  300,000 16,092
Viatris  10,460,000 103,136
863,566
Total Health Care 2,634,354
INDUSTRIALS & BUSINESS SERVICES 11.6%
Aerospace & Defense 2.9%
Boeing (1) 1,100,000 210,848
L3Harris Technologies  1,475,000 256,827
467,675
Air Freight & Logistics 1.2%
United Parcel Service, Class B  1,170,000 182,368
182,368
Commercial Services & Supplies 0.5%
Stericycle (1) 1,940,000 86,737
86,737
Ground Transportation 1.0%
Norfolk Southern  445,000 87,634
Union Pacific  385,000 78,397
166,031
Industrial Conglomerates 3.6%
3M  365,000 34,172
General Electric  3,375,000 373,106
Siemens (EUR)  1,150,000 164,345
571,623
Machinery 1.5%
Cummins  210,000 47,976
Flowserve  380,000 15,113
Stanley Black & Decker  2,090,000 174,682
237,771
Passenger Airlines 0.9%
Southwest Airlines  5,045,000 136,568
136,568
Total Industrials & Business Services 1,848,773

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 7.8%
Communications Equipment 0.2%
Cisco Systems  610,000 32,794
32,794
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity  500,000 61,765
61,765
IT Services 0.5%
Accenture, Class A  270,000 82,920
82,920
Semiconductors & Semiconductor Equipment 4.3%
Applied Materials  1,245,000 172,370
QUALCOMM  3,435,000 381,491
Texas Instruments  850,000 135,159
689,020
Software 1.6%
Microsoft  815,000 257,336
257,336
Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics (KRW)  2,365,000 119,561
119,561
Total Information Technology 1,243,396
MATERIALS 3.9%
Chemicals 2.5%
CF Industries Holdings  3,965,000 339,959
International Flavors & Fragrances  570,000 38,857
RPM International  190,000 18,014
396,830
Containers & Packaging 1.4%
International Paper  6,040,000 214,239
214,239
Total Materials 611,069
REAL ESTATE 4.0%
Health Care Real Estate Investment Trusts 0.2%
Welltower, REIT  380,000 31,130
31,130
Office Real Estate Investment Trusts 0.0%
Vornado Realty Trust, REIT  280,000 6,350
6,350

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment Trusts 1.4%
Equity Residential, REIT  3,820,000 224,272
224,272
Specialized Real Estate Investment Trusts 2.4%
Rayonier, REIT  4,305,000 122,520
Weyerhaeuser, REIT  8,190,000 251,106
373,626
Total Real Estate 635,378
UTILITIES 6.4%
Electric Utilities 3.7%
NextEra Energy  1,880,000 107,705
PG&E (1) 1,490,000 24,034
Southern  7,040,000 455,629
587,368
Multi-Utilities 2.7%
Ameren  860,000 64,354
Dominion Energy  4,775,000 213,299
NiSource  935,000 23,076
Sempra  1,915,000 130,277
431,006
Total Utilities 1,018,374
Total Miscellaneous Common Stocks  0.1% (2) 16,766
Total Common Stocks (Cost $11,871,944) 15,479,667
CONVERTIBLE PREFERRED STOCKS 0.2%
UTILITIES 0.2%
Electric Utilities 0.2%
NextEra Energy, 6.926%, 9/1/25  706,950 26,899
26,899
Multi-Utilities 0.0%
NiSource, 7.75%, 3/1/24  97,800 9,557
9,557
Total Utilities 36,456
Total Convertible Preferred Stocks (Cost $44,244) 36,456
PREFERRED STOCKS 1.5%
CONSUMER DISCRETIONARY 1.5%
Automobiles 1.5%
Dr Ing hc F Porsche (EUR)  1,140,000 106,963

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Volkswagen (EUR)  1,170,000 134,432
Total Consumer Discretionary 241,395
Total Preferred Stocks (Cost $278,557) 241,395
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 129,375,378 129,375
Total Short-Term Investments (Cost $129,375) 129,375
Total Investments in Securities 99.8%
(Cost $12,324,120) $ 15,886,893
Other Assets Less Liabilities 0.2% 25,952
Net Assets 100.0% $ 15,912,845
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 6,249++
Totals $ —# $ — $ 6,249+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 176,681  ¤  ¤ $ 129,375
Total $ 129,375^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6,249 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $129,375.

T. ROWE PRICE Equity Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Equity Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Equity Income Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,648,425 $ 831,242 $ — $ 15,479,667
Convertible Preferred Stocks — 36,456 — 36,456
Preferred Stocks — 241,395 — 241,395
Short-Term Investments 129,375 — — 129,375
Total $ 14,777,800 $ 1,109,093 $ — $ 15,886,893

T. ROWE PRICE Equity Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F71-054Q3 09/23